STOCKHOLDERS' EQUITY (Stock Repurchase Program) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Mar. 06, 2018
Equity [Abstract]
Stock Repurchase Program, Authorized Amount			$ 200	$ 350
Treasury Stock, Shares, Acquired	2,075,460	0
Treasury Stock, Value, Acquired, Cost Method	$ (120)		$ (62)